Exhibit 99.1

Name of Issuing Entity	Check if Registered	Name of originator	Total Assets in ABS by Originator (1)			Assets That Were Subject of Demand (2)			Assets That Were Repurchased or Replaced (2)			Assets Pending Repurchase or Replacement (within cure period) (2)(3)			Demand in Dispute (2)(3)			Demand Withdrawn (2)			Demands Rejected (2)			Notes
			#	$	% of principal balance	#	$	% of principal balance	#	$	% of principal balance	#	$	% of principal balance	#	$	% of principal balance	#	$	% of principal balance	#	$	% of principal balance
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)	(j)	(k)	(l)	(m)	(n)	(o)	(p)	(q)	(r)	(s)	(t)	(u)	(v)	(w)	(x)
RESIDENTIAL MORTGAGE-BACKED SECURITIES
IXIS Real Estate Capital Trust 2006-HE2 CIK# 0001542259	X	Accredited	744	160,052,811.07	15.89	0	0.00	0.000	0	0.00	0.000	0	0.00	0.000	0	0.00	0.000	0	0.00	0.000	0	0.00	0.000
		Chapel	375	78,034,749.71	7.747	0	0.00	0.000	0	0.00	0.000	0	0.00	0.000	0	0.00	0.000	0	0.00	0.000	0	0.00	0.000
		Encore	439	107,536,766.51	10.676	0	0.00	0.000	0	0.00	0.000	0	0.00	0.000	0	0.00	0.000	0	0.00	0.000	0	0.00	0.000
		First Banc	168	29,027,375.43	2.882	0	0.00	0.000	0	0.00	0.000	0	0.00	0.000	0	0.00	0.000	0	0.00	0.000	0	0.00	0.000
		First Horizon	84	12,614,313.01	1.252	0	0.00	0.000	0	0.00	0.000	0	0.00	0.000	0	0.00	0.000	0	0.00	0.000	0	0.00	0.000
		First NLC	692	151,904,957.06	15.081	0	0.00	0.000	0	0.00	0.000	0	0.00	0.000	0	0.00	0.000	0	0.00	0.000	0	0.00	0.000
		Flex Point	53	12,561,511.26	1.247	0	0.00	0.000	0	0.00	0.000	0	0.00	0.000	0	0.00	0.000	0	0.00	0.000	0	0.00	0.000
		Fremont	50	10,831,881.89	1.075	0	0.00	0.000	0	0.00	0.000	0	0.00	0.000	0	0.00	0.000	0	0.00	0.000	0	0.00	0.000
		Funding America	90	13,744,869.61	1.365	0	0.00	0.000	0	0.00	0.000	0	0.00	0.000	0	0.00	0.000	0	0.00	0.000	0	0.00	0.000
		Lenders Direct	460	95,462,477.45	9.478	0	0.00	0.000	0	0.00	0.000	0	0.00	0.000	0	0.00	0.000	0	0.00	0.000	0	0.00	0.000
		Lime Financial	51	11,813,674.94	1.173	0	0.00	0.000	0	0.00	0.000	0	0.00	0.000	0	0.00	0.000	0	0.00	0.000	0	0.00	0.000
		Mandalay	32	8,939,697.39	0.888	0	0.00	0.000	0	0.00	0.000	0	0.00	0.000	0	0.00	0.000	0	0.00	0.000	0	0.00	0.000
		Master Financial	649	124,858,299.01	12.396	0	0.00	0.000	0	0.00	0.000	0	0.00	0.000	0	0.00	0.000	0	0.00	0.000	0	0.00	0.000
		New Century	693	127,284,045.10	12.637	1	314,982.80	0.002	0	0.00	0.000	1	314,982.80	0.002	0	0.00	0.000	0	0.00	0.000	0	0.00	0.000	(4)(5)
		Rose Mortgage	220	50,217,290.25	4.986	0	0.00	0.000	0	0.00	0.000	0	0.00	0.000	0	0.00	0.000	0	0.00	0.000	0	0.00	0.000
		Town and Country	55	12,367,691.54	1.228	0	0.00	0.000	0	0.00	0.000	0	0.00	0.000	0	0.00	0.000	0	0.00	0.000	0	0.00	0.000
Total by Issuing Entity			4855	1,007,252,411.23	100.00	1	314,982.80	0.000	0	0.00	0.000	1	314,982.80	0.000	0	0.00	0.000	0	0.00	0.000	0	0.00	0.000

(1)	Reflects the number of loans, outstanding principal balance and percentage of principal balance as of the date of the closing of the related securitization. (For columns d–f)

(2)	Reflects the number of loans, outstanding principal balance and approximate percentage of principal balance as of March 31, 2017. (For columns g‑x)

(3)
Includes assets that are subject to a demand and within the cure period, but where (i) no decision has yet been made to accept or contest the demand or (ii) the demand request is in dispute.  (For columns m‑r)

(4)	The repurchase request was rejected on May 11, 2017, after the conclusion of the reporting period.

(5)	The dollar value of the asset in column h and n represents the balance immediately prior to foreclosure.